Statements of Operations	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
General and administrative expenses	$ 108,865
Administrative expenses - related party	40,000
Franchise tax expense	32,563
Loss from operations	(181,428)
Interest earned on investments held in Trust Account	65,246
Loss before income tax expense	(116,182)
Income tax expense	6,864
Net loss	$ (123,046)
Weighted average shares outstanding, of Public Shares (in Shares) | shares	16,675,000
Basic and diluted net loss per share, Public Shares (in Dollars per share) | $ / shares	$ 0.00
Weighted average shares outstanding, of Founder Shares (in Shares) | shares	4,212,127
Basic and diluted net loss per share, Founder Shares (in Dollars per share) | $ / shares	$ (0.04)